Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Book amount	₩ 1,562,232	₩ 1,556,889
K Bank [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 2,004,530	₩ 1,865,010
Percentage of ownership	33.72%	33.72%
Share in net assets	₩ 675,958	₩ 628,910
Intercompany transaction and others	241,683	243,971
Book amount	917,641	872,881
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 250,819	₩ 269,960
Percentage of ownership	10.00%	10.00%
Share in net assets	₩ 25,082	₩ 26,996
Intercompany transaction and others	20,748	20,738
Book amount	45,830	47,734
KIF Investment Fund [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 573,376	₩ 531,164
Percentage of ownership	33.33%	33.33%
Share in net assets	₩ 191,125	₩ 177,054
Book amount	191,125	177,054
Megazone Cloud Corporation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 548,558	₩ 547,786
Percentage of ownership	6.83%	6.83%
Share in net assets	₩ 37,457	₩ 37,404
Intercompany transaction and others	93,316	94,290
Book amount	130,773	131,694
IGIS No. 468-1 General Private Real Estate Investment Company [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 52,359	₩ 52,605
Percentage of ownership	44.64%	44.64%
Share in net assets	₩ 23,374	₩ 23,484
Book amount	23,374	23,484
KT-DSC creative economy youth start-up investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 55,827	₩ 87,908
Percentage of ownership	28.57%	28.57%
Share in net assets	₩ 15,951	₩ 25,117
Book amount	15,951	25,117
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 41,663	₩ 43,905
Percentage of ownership	35.29%	35.29%
Share in net assets	₩ 14,705	₩ 15,496
Intercompany transaction and others	(4,978)	(3,554)
Book amount	₩ 9,727	11,942
IGILS Marine Solution Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets		₩ 122,961
Percentage of ownership		7.30%
Share in net assets		₩ 8,972
Intercompany transaction and others		14,520
Book amount		₩ 23,492